Note 9 - Share-based Payments - Fair Value Assumptions (Details)	2 Months Ended	12 Months Ended
	Feb. 27, 2018	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Statement Line Items [Line Items]
Grant (number of stock options)	897,980	671,253		334,761
Weighted average fair value of stock options (in dollars per share) | $ / shares		$ 6.80		$ 0.54
Weighted average exercise price		$ 10.22		$ 1.36
Share price		$ 10.22		$ 0.93
Risk-free interest rate		1.96%		1.62%
Expected dividend yield
Volatility factor		77.13%		74.76%
Expected life (in years)		5.85		6